Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

In October 2025, the Company issued 28,739 shares of common stock as per advisory shares under the Company’s 2016 Stock Incentive Plan as per the terms of agreements signed with the advisors to provide advisory services to the Company.

NOTE 23 – SUBSEQUENT EVENTS

1.	In January 2025, the Company raised $20,000,000 from Sushruta Pvt Ltd. by way of issuing two 7% One-Year Convertible Promissory Notes (“Convertible Notes”) of $5,000,000 each and one 7% One Year Convertible Promissory Note of $10,000,000 for Company’s long-term working capital needs.

2.	In February 2025, the Company paid $4,142,637 towards repayment of five 7% One-Year Promissory Notes totaling to $4,000,000 raised from Sushruta Pvt Ltd., on various dates during the year 2024, along with interest due thereon.

3.	In February 2025, the Company paid $1,068,849 towards repayment of one 7% One-Year Convertible Promissory Notes of $1,000,000 raised from Andrew Economos along with the interest due thereon.

4.	In February 2025, the Company converted Convertible Notes worth $22,000,000 (including $20,000,000 raised in the month of January 2025), along with the interest accrued thereon, issued to Sushruta Pvt Ltd. into 16,046,814 common shares of the Company.

5.	In February 2025, the Company converted three 7% One Year Convertible Promissory Notes totaling to $450,000 along with the interest accrued thereon, into 108,048 common shares of the Company as per the conversion rights exercised by the note holders.

6.	In March 2025, the Company raised another $8,000,000 from Sushruta Pvt Ltd by issuing a 7% One-Year Convertible Promissory Note for long-term working capital requirements of the Company and on March 31, 2025 converted these notes along with the interest accrued thereon, into 5,811,554 common shares of the Company.

7.	In March 2025, the Company issued 7,858 common shares to one ex-employee and 2,619 common shares to an ex-director of the Company on cash-less conversion of the options held by them as per the terms of the Stock Option Agreement options executed by them with the Company.

8.	In April 2025, the Company issued 3,163 shares of common stock to an advisory firm in terms of the engagement document signed with them to provide production and graphics services to the Company.